Capital	6 Months Ended
Jun. 30, 2018
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Capital

Note 16: Capital

Share repurchases

The Company may buy back shares (and subsequently cancel them) from time to time as part of its capital strategy. Share repurchases are effected under a normal course issuer bid (“NCIB”). In May 2018, the Company renewed its NCIB for an additional 12 months. Under the renewed NCIB, the Company may repurchase up to 35.5 million common shares between May 30, 2018 and May 29, 2019 in open market transactions on the TSX, the NYSE and/or other exchanges and alternative trading systems, if eligible, or by such other means as may be permitted by the TSX and/or NYSE or under applicable law, including private agreement purchases if the Company receives an issuer bid exemption order from applicable securities regulatory authorities in Canada for such purchases. The price that the Company will pay for shares in open market transactions under the NCIB will be the market price at the time of purchase or such other price as may be permitted by TSX. In the six months ended June 30, 2017, the Company privately repurchased 6.0 million common shares at a discount to the then-prevailing market price.

Details of share repurchases were as follows:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Share repurchases (millions of U.S. dollars)	359	294	359	578
Shares repurchased (number in millions)	9.1	6.7	9.1	13.5
Share repurchases—average price per share in U.S. dollars	$39.54	$43.73	$39.54	$42.70

Decisions regarding any future repurchases will depend on the timing of the closing of the proposed strategic partnership transaction and other factors, such as market conditions, share price, and other opportunities to invest capital for growth. The Company may elect to suspend or discontinue its share repurchases at any time, in accordance with applicable laws. From time to time when the Company does not possess material nonpublic information about itself or its securities, it may enter into a pre-defined plan with its broker to allow for the repurchase of shares at times when the Company ordinarily would not be active in the market due to its own internal trading blackout periods, insider trading rules or otherwise. Any such plans entered into with the Company’s broker will be adopted in accordance with applicable Canadian securities laws and the requirements of Rule 10b5-1 under the U.S. Securities Exchange Act of 1934, as amended. In June 2018, the Company entered into such a plan with its broker. In connection with the remaining portion of this plan, the Company recorded a $967 million liability in “Other financial liabilities” within current liabilities at June 30, 2018 with a corresponding amount recorded in equity in the consolidated statement of financial position.

Dividends

Dividends on common shares are declared in U.S. dollars. In the consolidated statement of cash flow, dividends paid on common shares are shown net of amounts reinvested in the Company under its dividend reinvestment plan. Details of dividends declared per common share and dividends paid on common shares are as follows:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Dividends declared per common share	$0.345	$0.345	$0.69	$0.69

Dividends declared	245	249	490	500
Dividends reinvested	(6)	(8)	(15)	(17)
Dividends paid	239	241	475	483